Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Inventory
Raw materials	$ 652	$ 434
Work in process	541	497
Finished goods	3,047	1,855
Total	$ 4,240	$ 2,786